Income Tax Expense - Summary of Deferred Tax (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		¥ (112,456)		¥ (153,486)		$ (17,378)
Deferred tax assets		400,198		422,960		61,842
Net deferred tax assets		287,742		269,474		44,464
Reconciliation of deferred tax (expense) income		(12,408)	$ (1,918)	14,274	¥ 2,052
Accelerated depreciation [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		(100,802)		(44,920)		(15,577)
Reconciliation of deferred tax (expense) income		(55,882)	(8,635)	(17,366)	(12,432)
Interest receivable [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		(1,937)		(1,644)		(299)
Reconciliation of deferred tax (expense) income		(293)	(45)	608	(1,478)
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	[1]	(112,456)		(106,922)		(17,378)
Reconciliation of deferred tax (expense) income	[1]	(36,255)	(5,602)	(30,721)	(29,842)
Impairment of property, plant and equipment [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		40,104		6,648		6,197
Reconciliation of deferred tax (expense) income		33,456	5,170	(9,295)	3,624
Write-down of inventories [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		22,628		18,403		3,497
Reconciliation of deferred tax (expense) income		4,225	653	2,343	(1,433)
Allowance for doubtful account receivables [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		8,056		10,077		1,245
Reconciliation of deferred tax (expense) income		(2,021)	(312)	4,900	(2,199)
Accruals [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		298,766		250,662		46,168
Reconciliation of deferred tax (expense) income		48,149	7,440	46,108	(186)
Deferred income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		108,942		107,731		16,834
Reconciliation of deferred tax (expense) income		1,211	187	12,232	43,820
Others [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		24,441		29,439		$ 3,777
Reconciliation of deferred tax (expense) income		¥ (4,998)	$ (774)	¥ 5,465	¥ 2,178

[1]	The movement of PRC withholding tax on dividend income is as follows: